Income Taxes - Schedule of Components of the Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Feb. 05, 2024
Deferred tax assets
Net operating loss carryforwards	$ 2,260
Research and development credits	3,080
Stock-based compensation	3,063
Accruals and other	424
Lease liability	203
Intangibles	1,477
Capitalized R&D expenses	10,994
Total deferred tax assets	21,501
Deferred tax liabilities
Right- of- use asset	(184)
Total deferred tax liabilities	(184)
Less valuation allowance	(21,317)
Deferred tax assets, net